Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of estimated useful lives

	2024	2023
Buildings and improvements	3.12	3.09
Machinery, equipment and installations	7.65	7.87
Furniture and fixtures	9.83	10.08
IT equipment	21.07	21.62
Lab equipment	9.52	9.51
Security equipment	9.79	9.80
Vehicles	19.12	18.81
Other	18.29	16.36

Schedule of reconciliation of carrying amount

	Lands		Buildings and improvements		Machinery, equipment and facilities		Projects and stoppage in progress (i)		Others		Total

Balance as of December 31, 2022	668	-	4,966	-	25,218	-	6,308	-	603	-	37,763
Acquisitions	-	-	14	-	312	-	4,078	-	8	-	4,413
Additions through acquisition of ER Plastics	-	-	9	-	34	-	1	-	3	-	47
Foreign currency translation adjustment	(7)	-	254	-	189	-	23	-	(6)	-	455
Transfers by concluded projects	2	-	188	-	3,100	-	(3,713)	-	424	-	-
Disposals	(60)	-	(3)	-	(180)	-	(147)	-	(6)	-	(397)
Depreciation	-	-	(219)	-	(3,469)	-	-	-	(187)	-	(3,875)
Net book value	603	-	5,209	-	25,204	-	6,550	-	839	-	38,405
Cost	603	-	9,119	-	61,307	-	6,550	-	2,740	-	81,046
Accumulated depreciation	-	-	(3,910)	-	(36,103)	-	-	-	(1,901)	-	(41,641)
Balance as of December 31, 2023	603	-	5,209	-	25,204	-	6,550	-	839	-	38,405
	-	-	-	-	-	-	-	-	-	-	-

Balance as of December 31, 2023	603	-	5,209	-	25,204	-	6,550	-	839	-	38,405
Acquisitions	-	-	1	-	261	-	3,577	-	14	-	3,853
Foreign currency translation adjustment	42	-	278	-	1,760	-	253	-	35	-	2,368
Transfers by concluded projects	-	-	170	-	2,618	-	(3,038)	-	250	-	-
Disposals	-	-	(5)	-	(91)	-	(16)	-	24	-	(88)
Write-off due to the disposal of subsidiaries	(14)	-	(79)	-	(101)	-	(40)	-	(121)	-	(355)
Depreciation	-	-	(212)	-	(3,354)	-	-	-	(200)	-	(3,766)
Net book value	631	-	5,362	-	26,297	-	7,286	-	841	-	40,417
Cost	631	-	9,410	-	67,287	-	7,286	-	2,800	-	87,414
Accumulated depreciation	-	-	(4,048)	-	(40,990)	-	-	-	(1,959)	-	(46,997)
Balance as of December 31, 2024	631	-	5,362	-	26,297	-	7,286	-	841	-	40,417

(i)	As of December 31, 2024, the main amounts recorded under this item corresponded to expenditures with scheduled maintenance shutdowns at plants in the amount of R$ 1,131 (2023: R$ 2,633), capitalized financial charges in the amount of R$ 712 (2023: R$ 345), inventories of spare parts in the amount of R$ 664 (2023: R$ 631), strategic projects ongoing in Brazil in the amount of R$ 443 (2023: R$ 395) and in Braskem America in the amount of R$ 126 (2023: R$ 117). The remainder amount of R$ 4,210 (2023: R$ 2,429) corresponds mainly to projects for maintaining the production capacity of plants.